Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 49	$ 119,797	$ 71	$ (117,253)	$ (2,664)
Balance, shares at Dec. 31, 2015	48,580,355
Net loss				(3,032)	(3,032)
Net unrealized gains (losses) on foreign currency translation, net of tax			(4)		(4)
Issuance of restricted stock	$ 1				1
Issuance of restricted stock, shares	1,021,763
Restricted stock issued to settle liability		51			51
Restricted stock issued to settle liability, shares	179,773
Exercise of warrants		1			1
Exercise of warrants, shares	906
Issuance of warrants		389			389
Noncash stock-based compensation		597			597
Balance at Dec. 31, 2016	$ 50	120,835	67	(120,285)	667
Balance, shares at Dec. 31, 2016	49,782,797
Net loss				(809)	(809)
Net unrealized gains (losses) on foreign currency translation, net of tax			10		10
Issuance of restricted stock	$ 1				1
Issuance of restricted stock, shares	750,099
Restricted stock issued to settle liability		30			30
Restricted stock issued to settle liability, shares	67,045
Exercise of warrants		100			100
Exercise of warrants, shares	333,332
Noncash stock-based compensation		772			722
Cumulative effect of change in accounting principle		12		(12)
Issuance of common stock, net of equity issuance costs of $152	$ 4	1,062			1,066
Issuance of common stock, net of equity issuance costs of $152, shares	4,059,994
Issuance of common stock		113			113
Issuance of common stock, shares	300,000
Balance at Dec. 31, 2017	$ 55	$ 122,924	$ 77	$ (121,106)	$ 1,950
Balance, shares at Dec. 31, 2017	55,293,267